Deferred Revenue - Disclosure of deferred revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Accruals And Deferred Income Including Contract Liabilities Abstract
Deferred Revenue, beginning of year	$ 9,998,609	$ 6,514,712
Additions to deferred revenue during the year	4,361,857	11,576,344
Deposits returned	(234,415)	(302,298)
Revenue recognized from deferred revenue during the year	(4,183,666)	(7,790,149)
Deferred Revenue, end of year	9,942,385	9,998,609
Current portion	7,066,145	8,059,769
Long term portion	$ 2,876,240	$ 1,938,840